CONSOLIDATED STATEMENTS OF INCOME (LOSS) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONTINUING OPERATIONS
NET SALES	R$ 33,469.4	R$ 33,732.9	R$ 32,196.6
Cost of sales	(26,565.3)	(26,206.4)	(22,107.7)
GROSS PROFIT	6,904.1	7,526.5	10,088.9
OPERATING INCOME (EXPENSES)
Selling expenses	(4,730.1)	(4,965.7)	(4,805.9)
General and administrative expenses	(572.0)	(577.4)	(506.1)
Other operating expenses, net	(888.2)	(197.5)	(444.7)
Income (loss) from associates and joint ventures	22.4	29.3	(103.8)
INCOME BEFORE FINANCIAL RESULTS AND INCOME TAXES	736.2	1,815.2	4,228.4
Financial expenses	(3,627.3)	(4,506.4)	(5,025.5)
Financial income	1,545.6	2,373.7	3,355.3
(LOSS) INCOME BEFORE TAXES	(1,345.5)	(317.5)	2,558.2
Current income taxes	16.6	(154.0)	(17.1)
Deferred income taxes	230.0	104.1	406.6
(LOSS) INCOME FROM CONTINUING OPERATIONS	(1,098.9)	(367.4)	2,947.7
DISCONTINUED OPERATIONS
INCOME FROM DISCONTINUED OPERATIONS			183.1
NET (LOSS) PROFIT	(1,098.9)	(367.4)	3,130.9
Attributable to
Controlling shareholders	(1,125.6)	(372.4)	2,928.1
Non-controlling interest	26.7	5.0	19.6
NET (LOSS) PROFIT	R$ (1,098.9)	R$ (367.4)	R$ 3,130.9
(LOSSES) EARNINGS PER SHARE
Weighted average shares outstanding - basic	803,559,763	801,903,266	842,000,012
(Losses) earnings per share - basic	R$ (1.36748)	R$ (0.45808)	R$ 3.71836
Weighted average shares outstanding - diluted	803,559,763	801,903,266	842,401,821
(Losses) earnings per share - diluted	R$ (1.36748)	R$ (0.45808)	R$ 3.71659
(LOSSES) EARNINGS PER SHARE FROM CONTINUING OPERATIONS
Weighted average shares outstanding - basic	803,559,763	801,903,266	842,000,012
(Losses) earnings per share - basic	R$ (1.36748)	R$ (0.45808)	R$ 3.50091
Weighted average shares outstanding - diluted	803,559,763	801,903,266	842,401,821
(Losses) earnings per share - diluted	R$ (1.36748)	R$ (0.45808)	R$ 3.49924